Changes in Significant Accounting Policies - Summary of Impact on Consolidated Income Statement and Statement of Other Comprehensive Income and Cash flow Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Revenue	$ 2,577.8	$ 2,761.8	$ 2,666.4
Cost of sales	(2,043.0)	(2,105.1)	(2,001.2)
Others	(879.6)
(Loss)/profit for the year	(344.8)	(7.7)	169.1
Other comprehensive income, net of tax	(330.0)	279.2	121.4
Total comprehensive income for the year	(674.8)	271.5	290.5
Cash flows from operating activities
Cash generated by operations	998.0	1,286.5	1,245.4
Change in working capital	(16.3)	(69.4)	(2.3)
Others	(423.9)
Cash flows from operating activities	557.8	$ 762.4	$ 917.5
Adjustment [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue	(15.0)
Cost of sales	11.5
Others	0.0
(Loss)/profit for the year	(3.5)
Other comprehensive income, net of tax	0.0
Total comprehensive income for the year	(3.5)
Cash flows from operating activities
Cash generated by operations	(3.5)
Change in working capital	3.5
Amounts without adoption of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue	2,562.8
Cost of sales	(2,031.5)
Others	(879.6)
(Loss)/profit for the year	(348.3)
Other comprehensive income, net of tax	(330.0)
Total comprehensive income for the year	(678.3)
Cash flows from operating activities
Cash generated by operations	994.5
Change in working capital	(12.8)
Others	(423.9)
Cash flows from operating activities	$ 557.8